Bank loans	6 Months Ended
Jun. 30, 2022
Bank Loans
Bank loans

Note 11 – Bank loans

Outstanding balances on bank loans consisted of the following:

Bank Name	Maturities	Interest rate	Collateral/Guarantee	As of June 30, 2022	As of December 31, 2021

Bank of Beijing	March and April 2021 (1) , February and March 2022, and March 2023 (2)	4.8% - 5.0%	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd*	$2,985,922	$3,138,436
Shanghai Pudong Development Bank	February 2022 (3)	4.4%	N/A	—	470,765
BOC Fullerton Bank	February 2024 (4)	8.5%	***	175,297	234,676
China Merchants Bank	March 2023 (5)	4.3%	Guarantee by Beijing Zhong Guan Chun Technology Finance Guarantee Co., **	447,888	784,609
Jiangsu Suning Bank	April 2023 (6)	18.0%	N/A	85,835	—
Total				3,694,942	4,628,486
			Noncurrent	(73,059)	(131,603)
			Current	$3,621,883	$4,496,883

*	Beijing SMEs Credit Re-guarantee Co., Ltd is a financial services company and provides credit re-guarantee business and short-term capital operation to small and medium enterprises. In addition, Qing Tang, the spouse of Yimin Wu, the Company’s Chairman of the Board of Directors and Chief Executive Officer, has provided real estate property as collateral of approximately $3.1 million (RMB 20,000,000) with Beijing SMEs Credit Re-guarantee Co., Ltd to secure the guarantee with Bank of Beijing.

**	Beijing Zhong Guan Chun Technology Finance Guarantee Co., Ltd is a financial services company and provides credit guarantee business and short-term capital operation to small business. Yimin Wu also provided a personal guarantee for the loan during the contract period.

***	Yimin Wu and Qing Tang provided personal guarantees for the loan during the contract period.

The Company incurred approximately $81,000 and $83,000 of guarantee fees during the six months ended June 30, 2022 and 2021, respectively.

(1) In March 2020, Infobird Beijing renewed the line of credit for a two-year period with Bank of Beijing. In March and April 2020, Infobird Beijing renewed the two loan contracts with Bank of Beijing to obtain loans in a total amount of approximately $3.1 million (RMB 20,000,000) for operation purposes. The loans bear interest rates ranging from 4.8% to 5.0% with the maturity dates in March and April 2021 and were renewed as stated below.

(2) In February and March 2021, Infobird Beijing renewed the two loan contracts with Bank of Beijing to obtain loans in a total amount of approximately $3.1 million (RMB 20,000,000) for operation purposes. The loans bear interest rate of 4.8% with the maturity dates in February and March 2022. The loans were repaid in March 2022. On March 3, 2022, the Company renewed the line of credit for two years and obtained a $3.1 million (RMB 20, 000,000) loan with one year term and interest rate of 5.0% due in March 2023.

(3) In February 2021, the Company entered into a loan agreement with Shanghai Pudong Development Bank in the amount of RMB 3,000,000 (approximately $0.5 million) due in February 2022. The loan was repaid in February 2022 and was not renewed.

(4) In February 2021, the Company obtained a line of credit from BOC Fullerton Bank in the amount of RMB 2,000,000 (approximately $0.3 million) which expires in February 2026. The Company entered into a loan agreement in the same amount which is due in February 2024 with monthly repayment amount of approximately $9,700. The Company borrowed approximately $0.3 million and repaid approximately $0.1 million as of June 30, 2022.

(5) In March 2021, the Company obtained a line of credit from China Merchants Bank in the amount of RMB 5,000,000 (approximately $0.8 million) to be due in March 2023. Under the line of credit, the Company is able to issue bankers acceptance notes, which can be endorsed and assigned to vendors as payments for purchases. The Company paid interest at stated rate under the line of credit and transferred the bankers acceptance notes to its subsidiaries Infobird Guiyang and Infobird Anhui where the subsidiaries exchanged the notes for cash. The Company repaid the line of credit in March 2022 and obtained a cash loan of approximately $0.4 million under the line of credit with 4.3% interest rate to be due on March 2023.

(6) In April 2022, the Company obtained a line of credit from Suning Bank in the amount of RMB 680,000 (approximately $0.1 million). On the same month, the Company has withdrew the full amount of aforementioned line of credit with 18.0% interest rate to be due on April 2023.

Interest expense pertaining to the above bank loans for the six months ended June 30, 2022 and 2021 amounted to 108,283 and 128,290, respectively.